Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Mar. 19, 2025	Jan. 15, 2025	Jan. 09, 2025	Jan. 02, 2025	Dec. 26, 2025	Sep. 30, 2025	Dec. 31, 2024	Aug. 22, 2024	Aug. 05, 2024	Aug. 03, 2024	Jun. 18, 2024	Jun. 17, 2024	Feb. 27, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Common stock Exercise price per share					$ 0.001	$ 0.001	$ 0.001							$ 0.001
Common stock, shares issued						19,373,222	19,235,631	5,000	13,333	6,422	704	3,333	1,857	18,872,022
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Common stock Exercise price per share				$ 2.55
Acquire an aggregate shares of common stock				50,000
Subsequent Event [Member] | Directors [Member]
Subsequent Event [Line Items]
Share Repurchase Program Authorization	$ 5.0
Common stock Exercise price per share			$ 2.8
Acquire an aggregate shares of common stock			20,000
Restricted share units		10,000
Common stock, shares issued		10,000